UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2007

                 Check here if Amendment [ ]; Amendment Number:
         This Amendment (check only one.)    [  ] is a restatement
                                             [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       BOULDER INVESMENT ADVISERS, L.L.C.
                                     (Name)

                           2344 Spruce Street, Suite A
                             Boulder, Colorado 80302
                                    (Address)

                         Form 13F File Number: 28-10970

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Carl Johns
Title:            Vice President
Phone:            (303) 444-5483

Signature, Place, and Date of Signing:

/s/ Carl Johns               Boulder, Colorado          August 10, 2007
     (Signature)                (City, State)               (Date)

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:     54

Form 13F Information Table Value Total:     $379,937  (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28- 10971                  Stewart West Indies Trading Co., Ltd.
                                    (d/b/a Stewart Investment Advisers)

                           FORM 13F INFORMATION TABLE


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NAME OF ISSUER           TITLE     CUSIP       VALUE     SHRS OR    SH/   PUT/    INVESTMENT  OTHER      VOTING AUTHORITY
                          OF                  (x$1000)   PRN AMT    PRN   CALL    DISCRETION  MANAGERS
                         CLASS                                                                         -----------------------
                                                                                                       SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
   AMERICAN INTL GROUP     COM     026874107     3,712      53,000     SH           DEFINED         1         53,000
   INC

   ANHEUSER BUSCH COS INC  COM     035229103     20,056     384,500    SH           DEFINED         1         384,500

   APARTMENT INVT & MGMT
   CO                      CL A    03748R101     5          100        SH           DEFINED         1         100

   ARCHSTONE SMITH TR      COM     039583109     6          100        SH           DEFINED         1         100

   BERKSHIRE HATHAWAY INC  CL A    084670108     112,759    1,030      SH           DEFINED         1         1,030

   BERKSHIRE HATHAWAY INC  CL B    084670207     40,016     11,100     SH           DEFINED         1         11,100

   CATERPILLAR INC DEL     COM     149123101     6,264      80,000     SH           DEFINED         1         80,000

                           DEPOSITOY
   CEDAR FAIR LP           UNIT    150185106     3          100        SH           DEFINED         1         100

   CITIGROUP INC           COM     172967101     15,046     293,360    SH           DEFINED         1         293,360

   CITIGROUP INVTS LN FD
   INC                     COM     17307C107     14         1,000      SH           DEFINED         1         1,000

   CORNERSTONE STRATEGIC
   VALUE                   COM     21924B104     -          1          SH           DEFINED         1         1

   CORNERSTONE TOTAL
   RTRN FD IN              COM     21924U102     -          1          SH           DEFINED         1         1

                           SPON ADR
   DIAGEO PLC              NEW     25243Q205     8,331      100,000    SH           DEFINED         1         100,000

   DORAL FINL CORP         COM     25811P100     674        571,471    SH           DEFINED         1         571,471

                           COM
   DUKE REALTY CORP        NEW     264411505     4          100        SH           DEFINED         1         100

   EAGLE MATERIALS INC     COM     26969P108     147        3,000      SH           DEFINED         1         3,000

   EATON CORP              COM     278058102     18,693     201,000    SH           DEFINED         1         201,000

   EATON VANCE SR INCOME   SH BEN
   TR                      INT     27826S103     1          100        SH           DEFINED         1         100

   EQUITY OFFICE
   PROPERTIES TR           COM     294741103     6          100        SH           DEFINED         1         100

   FIDELITY NATL
   INFORMATION SV          COM     31620M106     1,123      20,690     SH           DEFINED         1         20,690

   FIDELITY NATIONAL
   FINANCIAL               CL A    31620R105     2,854      120,437    SH           DEFINED         1         120,437

   FIRST AMER CORP CALIF   COM     318522307     7,920      160,000    SH           DEFINED         1         160,000

   FIRST TR FOUR CRNRS     COM
   SR FLT R                SHS     33733Q107     2          100        SH           DEFINED         1         100

   FIRST TR/FOUR CRNRS
   SR FLOAT                COM     33733U108     2          100        SH           DEFINED         1         100

   FLAHERTY & CRMN/CLYMR   COM
   PFD SE                  SHS     338478100     12,940     633,700    SH           DEFINED         1         633,700

   FLAHERTY & CRMRN
   CLYMRE T R              COM     338479108     2,752      134,992    SH           DEFINED         1         134,992

   FLOATING RATE INCM
   STRT FD I               COM     339735102     108        5,700      SH           DEFINED         1         5,700

   FLOATING RATE INCM      COM
   STRTS FD                SHS     339736100     2          100        SH           DEFINED         1         100

   GABELLI UTIL TR         COM     36240A101     1          125        SH           DEFINED         1         125

   GENERAL GROWTH PPTYS
   INC                     COM     370021107     2,176      41,100     SH           DEFINED         1         41,100

   HEALTHCARE RLTY TR      COM     421946104     111        4,000      SH           DEFINED         1         4,000

   HOME DEPOT INC          COM     437076102     5,312      135,000    SH           DEFINED         1         135,000


                           COM SH BEN
   HRPT PPTYS TR           INT     40426W101     10         1,000      SH           DEFINED         1         1,000

   JOHNSON & JOHNSON       COM     478160104     4,313      70,000     SH           DEFINED         1         70,000

   LEGG MASON INC          COM     524901105     3,935      40,000     SH           DEFINED         1         40,000

   LENNAR CORP             CL A    526057104     914        25,000     SH           DEFINED         1         25,000

   M D C HLDGS INC         COM     552676108     967        20,000     SH           DEFINED         1         20,000

   MARSH & MCLENNAN CO
   INC                     COM     571748102     3,397      110,000    SH           DEFINED         1         110,000

   MORGAN STANLEY EMER
   MKT FD                  COM     61744H105     1          100        SH           DEFINED         1         100

   NATIONWIDE HEALTH
   PPTYS INC               COM     638620104     2,040      75,000     SH           DEFINED         1         75,000

   PFIZER INC              COM     717081103     4,347      170,000    SH           DEFINED         1         170,000

   PULTE HOMES INC         COM     745867101     741        33,000     SH           DEFINED         1         33,000

   REDWOOD TR INC          COM     758075402     4,935      102,000    SH           DEFINED         1         102,000

   REGENCY CTRS CORP       COM     758849103     1,058      15,000     SH           DEFINED         1         15,000

   SIMON PPTY GROUP INC
   NEW                     COM     828806109     3          29         SH           DEFINED         1         29

   SIMON PPTY GROUP INC    PFD CONV
                           I 6%    828806802     2          30         SH           DEFINED         1         30

   STANDARD PAC CORP NEW   COM     85375C101     719        41,000     SH           DEFINED         1         41,000

   SUN COMMUNITIES INC     COM     866674104     1,250      42,000     SH           DEFINED         1         42,000

   TANGER FACTORY OUTLET
   CTRS                    COM     875465106     7          200        SH           DEFINED         1         200

   WAL MART STORES INC     COM     931142103     24,777     515,000    SH           DEFINED         1         515,000

   WASHINGTON MUT INC      COM     939322103     18,913     443,549    SH           DEFINED         1         443,549

   WRIGLEY WM JR CO        COM     982526105     4,646      84,000     SH           DEFINED         1         84,000

   YRC WORLDWIDE INC       COM     984249102     3,312      90,000     SH           DEFINED         1         90,000

   YUM BRANDS INC          COM     988498101     38,610     1,180,000  SH           DEFINED         1         1,180,000
